Schedule of Expenses by Nature (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Compensation and consulting	$ 3,914,842	$ 3,351,581	$ 12,355,407	$ 8,657,330
Marketing expenses	571,416	3,334,484	2,376,693	7,953,765
General and administration	657,966	552,932	1,619,894	1,756,904
Professional fees	3,759,667	1,498,154	7,506,564	3,944,257
Regulatory and transfer agent	9,490	119,877	440,022	405,409
Travel expenses	51,036	97,425	204,581	350,976
Total expenses	$ 8,964,417	$ 8,954,453	$ 24,503,161	$ 23,068,641